LEASES (Details 6)	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Finance Lease, Weighted Average Remaining Lease Term	4 years 9 months	6 years
Finance Lease, Weighted Average Discount Rate, Percent	7.00%	7.00%